Financial Assets and Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Financial Assets And Liabilities [Line Items]
Loans to related parties (in Dollars) | $		$ 328
Derivative liability	€ 230,000
Other long term liabilities	842,000		€ 251,000
Loans payable	2,650,000		1,000
Provisions totaling	842
Potential exposure	900,000
Financial Instruments [Member]
Financial Assets And Liabilities [Line Items]
Credit losses	1,540,000
Trade receivables	913,000
Loans	585,000
Derivative liability	230,000
Other long term liabilities	842,000		251,000
Tax liabilities	731,000
Contingent consideration	106,000		120,000
Warrant expenses	€ 5,000		51,000
Loans payable			€ 80,000